Restatement of Financial Statements	12 Months Ended
Dec. 31, 2021
Accounting Changes and Error Corrections [Abstract]
Restatement of Financial Statements

Note 9 – Restatement of Financial Statements

The Company’s financial statements as of and for the year ended December 31, 2021, contained an understatement of legal and professional expenses of $420,000 for the valuation of a total of 210,000 shares (105,000 shares on a post-split basis) of incentive stock transferred from a significant shareholder of the Company , who is also the wife of our Chairman and CEO, to a consultant for the Company in a private transaction.

	Originally Reported ($)	Restatement Adjustment ($)	As Restated ($)
Stockholders’ Equity
Additional paid-in capital	3,730,867	420,000	4,150,867
Accumulated deficit	(5,375,432)	(420,000)	(5,795,432)

Year Ended December 31, 2021

	Originally Reported ($)	Restatement Adjustment ($)	As Restated ($)
OPERATING EXPENSES
Legal and professional	264,684	420,000	684,684
Total operating expenses	1,322,992	420,000	1,742,992

Loss from operations	(1,322,992)	(420,000)	(1,742,992)

Loss before Income Taxes	(732,134)	(420,000)	(1,152,134)

Net loss	(732,134)	(420,000)	(1,152,134)

Net loss attributable to common stockholders	(835,196)	(420,000)	(1,255,196)

Net loss per shares - basic and diluted	(0.08)	(0.04)	(0.12)

	Originally Reported ($)	Restatement Adjustment ($)	As Restated ($)
Cash Flows From Operating Activities:
Net loss	(732,134)	(420,000)	(1,152,134)
Stock-based compensation	490,067	420,000	910,067